Fair Value Measurements - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - Recurring - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Assets:
Assets from commodity risk management activities:	$ 311	$ 403
Liabilities:
Liabilities from commodity risk management activities:	(329)	(557)
Liabilities from interest rate contracts	(30)	(42)
Total liabilities	(360)	(606)
Electricity derivatives
Assets:
Assets from commodity risk management activities:	138	348
Liabilities:
Liabilities from commodity risk management activities:	(257)	(325)
Natural gas derivatives
Assets:
Assets from commodity risk management activities:	173	42
Liabilities:
Liabilities from commodity risk management activities:	(62)	(192)
Emissions derivatives
Liabilities:
Liabilities from commodity risk management activities:	(10)
Diesel fuel derivatives
Liabilities:
Liabilities from commodity risk management activities:		(4)
Coal derivatives
Assets:
Assets from commodity risk management activities:		13
Liabilities:
Liabilities from commodity risk management activities:		(36)
Common stock warrants
Liabilities:
Liabilities from commodity risk management activities:	(1)	(7)
Level 1
Assets:
Assets from commodity risk management activities:	0	0
Liabilities:
Liabilities from commodity risk management activities:	0	0
Liabilities from interest rate contracts	0	0
Total liabilities	(1)	(7)
Level 1 | Electricity derivatives
Assets:
Assets from commodity risk management activities:	0	0
Liabilities:
Liabilities from commodity risk management activities:	0	0
Level 1 | Natural gas derivatives
Assets:
Assets from commodity risk management activities:	0	0
Liabilities:
Liabilities from commodity risk management activities:	0	0
Level 1 | Emissions derivatives
Liabilities:
Liabilities from commodity risk management activities:	0
Level 1 | Diesel fuel derivatives
Liabilities:
Liabilities from commodity risk management activities:		0
Level 1 | Coal derivatives
Assets:
Assets from commodity risk management activities:		0
Liabilities:
Liabilities from commodity risk management activities:		0
Level 1 | Common stock warrants
Liabilities:
Liabilities from commodity risk management activities:	(1)	(7)
Level 2
Assets:
Assets from commodity risk management activities:	287	358
Liabilities:
Liabilities from commodity risk management activities:	(307)	(464)
Liabilities from interest rate contracts	(30)	(42)
Total liabilities	(337)	(506)
Level 2 | Electricity derivatives
Assets:
Assets from commodity risk management activities:	118	308
Liabilities:
Liabilities from commodity risk management activities:	(245)	(267)
Level 2 | Natural gas derivatives
Assets:
Assets from commodity risk management activities:	169	40
Liabilities:
Liabilities from commodity risk management activities:	(52)	(158)
Level 2 | Emissions derivatives
Liabilities:
Liabilities from commodity risk management activities:	(10)
Level 2 | Diesel fuel derivatives
Liabilities:
Liabilities from commodity risk management activities:		(4)
Level 2 | Coal derivatives
Assets:
Assets from commodity risk management activities:		10
Liabilities:
Liabilities from commodity risk management activities:		(35)
Level 2 | Common stock warrants
Liabilities:
Liabilities from commodity risk management activities:	0	0
Level 3
Assets:
Assets from commodity risk management activities:	24	45
Liabilities:
Liabilities from commodity risk management activities:	(22)	(93)
Liabilities from interest rate contracts	0	0
Total liabilities	(22)	(93)
Level 3 | Electricity derivatives
Assets:
Assets from commodity risk management activities:	20	40
Liabilities:
Liabilities from commodity risk management activities:	(12)	(58)
Level 3 | Natural gas derivatives
Assets:
Assets from commodity risk management activities:	4	2
Liabilities:
Liabilities from commodity risk management activities:	(10)	(34)
Level 3 | Emissions derivatives
Liabilities:
Liabilities from commodity risk management activities:	0
Level 3 | Diesel fuel derivatives
Liabilities:
Liabilities from commodity risk management activities:		0
Level 3 | Coal derivatives
Assets:
Assets from commodity risk management activities:		3
Liabilities:
Liabilities from commodity risk management activities:		(1)
Level 3 | Common stock warrants
Liabilities:
Liabilities from commodity risk management activities:	$ 0	$ 0